Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	1-31371
Entity Registrant Name	Oshkosh Corporation
Entity Central Index Key	0000775158
Entity Tax Identification Number	39-0520270
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	1917 Four Wheel Drive
Entity Address, City or Town	Oshkosh
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54902
City Area Code	920
Local Phone Number	502-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	OSK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false